Retirement Benefit Plans	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Retirement Benefit Plans
24.	RETIREMENT BENEFIT PLANS

a.	Defined contribution plans

1)	The pension plan under the R.O.C. Labor Pension Act (“LPA”) for the Group’s R.O.C. resident employees is a government-managed defined contribution plan. Based on the LPA, the Company and its subsidiaries in Taiwan makes monthly contributions to employees’ individual pension accounts at 6% of their monthly salaries.

2)	The subsidiaries located in China, U.S.A., Malaysia, Singapore and Mexico also make contributions at various ranges according to relevant local regulations.

b.	Defined benefit plans

1)	The Company and its subsidiaries in Taiwan joined the defined benefit pension plan under the R.O.C. Labor Standards Law operated by the government. Pension benefits are calculated on the basis of the length of service and average monthly salaries of the last six months before retirement. The Company and its subsidiaries in Taiwan make contributions based on a certain percentage of their domestic employees’ monthly salaries to a pension fund administered by the pension fund monitoring committee. Before the end of each year, the Company and its subsidiaries in Taiwan assess the balance in the pension fund. If the amount of the balance in the pension fund is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company and its subsidiaries in Taiwan are required to fund the difference in one appropriation that should be made before the end of March of the next year. Pension contributions are deposited in the Bank of Taiwan in the committee’s name and are managed by the Bureau of Labor Funds, Ministry of Labor (“the Bureau”); the Company and its subsidiaries in Taiwan have no right to influence the investment policy and strategy.

2)	ASE Japan has a pension plan under which eligible employees with more than ten years of service are entitled to receive pension benefits based on their length of service and salaries at the time of termination of employment. ASE Japan makes contributions based on a certain amount of pension cost to employees.

ASE Korea also has a pension plan under which eligible employees and directors with more than one year of service are entitled to receive a lump-sum payment upon termination of their service with ASE Korea, based on their length of service and salaries at the time of termination. ASE Korea makes contributions based on a certain percentage of pension cost to an external financial institution administered by the management and in the names of employees.

3)	ASE, SPIL, ASE Test, Inc. and ASE Electronics Inc. maintain pension plans for executive managers. Pension costs under the plans were NT$6,872 thousand, NT$3,171 thousand and NT$11,137 thousand (US$364 thousand) for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, accrued pension liabilities for executive managers were NT$209,637 thousand and NT$320,542 thousand (US$10,472 thousand), respectively.

4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$7,910,638	$10,297,139	$336,398
Fair value of the plan assets	(4,341,373)	(5,492,123)	(179,423)
Present value of unfunded defined benefit obligation	3,569,265	4,805,016	156,975
Recorded under other payables	(24,638)	(18,791)	(614)
Recorded under other current assets	182,421	11,910	389

Net defined benefit liability	$3,727,048	$4,798,135	$156,750

Movements in net defined benefit liability (asset) were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Balance at January 1, 2016	$7,973,676	$(3,973,729)	$3,999,947

Service cost
Current service cost	329,838	-	329,838
Net interest expense (income)	167,111	(109,080)	58,031
Recognized in profit or loss	496,949	(109,080)	387,869

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	54,549	54,549
Actuarial loss arising from changes in financial assumptions	156,193	-	156,193
Actuarial loss arising from experience adjustments	200,723	-	200,723
Actuarial loss arising from changes in demographic assumptions	5,716	-	5,716
Recognized in other comprehensive income	362,632	54,549	417,181

Contributions from the employer	-	(807,232)	(807,232)
Benefits paid from the pension fund	(308,471)	308,471	-
Benefits paid from the Group	(36,033)	-	(36,033)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Liabilities assumed in a business combination	$535	$(535)	$-
Exchange differences on foreign plans	(99,404)	110,189	10,785

Balance at December 31, 2016	8,389,884	(4,417,367)	3,972,517

Service cost
Current service cost	278,412	-	278,412
Past service cost and gain on settlements	(68,979)	-	(68,979)
Net interest expense (income)	157,404	(103,741)	53,663
Recognized in profit or loss	366,837	(103,741)	263,096

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	52,124	52,124
Actuarial loss arising from changes in financial assumptions	56,860	-	56,860
Actuarial gain arising from experience adjustments	(315,090)	-	(315,090)
Actuarial loss arising from changes in demographic assumptions	762	-	762
Recognized in other comprehensive income	(257,468)	52,124	(205,344)

Contributions from the employer	-	(484,790)	(484,790)
Benefits paid from the pension fund	(690,830)	690,830	-
Benefits paid from the Group	(96,575)	-	(96,575)
Exchange differences on foreign plans	198,790	(78,429)	120,361

Balance at December 31, 2017	7,910,638	(4,341,373)	3,569,265

Service cost
Current service cost	224,126	-	224,126
Net interest expense (income)	178,779	(122,709)	56,070
Recognized in profit or loss	402,905	(122,709)	280,196

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(16,589)	(16,589)
Actuarial gain arising from changes in financial assumptions	(8,643)	-	(8,643)
Actuarial loss arising from experience adjustments	302,499	-	302,499
Actuarial loss arising from changes in demographic assumptions	8,190	-	8,190
Actuarial loss arising from changes in other assumptions	22,723	-	22,723

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Recognized in other comprehensive income	$324,769	$(16,589)	$308,180

Contributions from the employer	-	(364,237)	(364,237)
Benefits paid from the pension fund	(541,989)	541,989	-
Benefits paid from the Group	(295,953)	-	(295,953)
Business combinations	2,522,805	(1,210,524)	1,312,281
Exchange differences on foreign plans	(26,036)	21,320	(4,716)

Balance at December 31, 2018	$10,297,139	$(5,492,123)	$4,805,016

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2018	$258,433	$(141,829)	$116,604

Service cost
Current service cost	7,322	-	7,322
Net interest expense (income)	5,841	(4,009)	1,832
Recognized in profit or loss	13,163	(4,009)	9,154

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(542)	(542)
Actuarial gain arising from changes in financial assumptions	(282)	-	(282)
Actuarial loss arising from experience adjustments	9,882	-	9,882
Actuarial loss arising from changes in demographic assumptions	268	-	268
Actuarial loss arising from changes in other assumptions	742	-	742
Recognized in other comprehensive income	10,610	(542)	10,068

Contributions from the employer	-	(11,899)	(11,899)
Benefits paid from the pension fund	(17,706)	17,706	-
Benefits paid from the Group	(9,669)	-	(9,669)
Business combinations	82,418	(39,547)	42,871
Exchange differences on foreign plans	(851)	697	(154)

Balance at December 31, 2018	$336,398	$(179,423)	$156,975

5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Cash	$2,317,764	$2,340,903	$76,475
Debt instruments	691,619	902,886	29,497
Equity instruments	1,254,109	2,164,895	70,725
Others	77,881	83,439	2,726

Total	$4,341,373	$5,492,123	$179,423

6)	Through the defined benefit plans under the Labor Standards Law of the R.O.C., the Group in Taiwan are exposed to the following risks:

a)	Investment risk

The plan assets are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the Bureau or under the mandated management. However, in accordance with relevant regulations, the return generated by plan assets should not be below the interest rate for a 2-year time deposit with local banks.

b)	Interest risk

A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the plan’s debt investments.

c)	Salary risk

The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.

7)	The management of ASE Korea is responsible for the administration of the fund and determination of the investment strategies according to related local regulations. ASE Korea is responsible for the shortfall between the fund and the defined benefit obligation. The plan assets are invested in the certificates of deposits.

8)	The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follows:

	December 31
	2017	2018

Discount rates (%)	0.06-3.85	0.05-3.02
Expected rates of salary increase (%)	2.00-4.42	1.75-4.06

The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(455,158)	$(555,181)	$(18,137)
0.5% lower	$461,891	$603,089	$19,702
Expected rates of salary increase
0.5% higher	$453,792	$591,712	$19,331
0.5% lower	$(444,493)	$(547,522)	$(17,887)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

9)	Maturity analysis of undiscounted pension benefit

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

No later than 1 year	$291,152	$368,592	$12,042
Later than 1 year but not later than 5 years	1,551,496	1,886,738	61,638
Later than 5 years	16,507,747	13,322,695	435,240

	$18,350,395	$15,578,025	$508,920

The Group expected to make contributions of NT$272,911 thousand and NT$484,247 thousand (US$15,820 thousand) to the defined benefit plans in the next year starting from January 1, 2018 and 2019, respectively.

As of December 31, 2017 and 2018, the average duration of the defined benefit obligation excluding those for executive managers of the Group was 8 to 14 years and 9 to 15 years, respectively.